Summary of Significant Accounting Policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2018 TWD ($) $ / shares	Dec. 31, 2017 $ / shares
Disclosure Of Significant Accounting Policies [Line Items]
Subscription price		$ 42.45
Exchange rate of NT to $1.00 | $	30.61
Restricted Stocks
Disclosure Of Significant Accounting Policies [Line Items]
Subscription price	$ 10
Professional Technology
Disclosure Of Significant Accounting Policies [Line Items]
Intangible assets, useful lives	10 years
Computer Software
Disclosure Of Significant Accounting Policies [Line Items]
Intangible assets, useful lives	1 to 4 years